Operating Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating Expenses
27.	Operating Expenses
Operating expenses for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Salaries and wages	￦	3,568,456	￦	3,845,842	￦	3,974,233
Depreciation		2,745,969		2,674,205		2,530,252
Depreciation of right-of-use assets		—		—		452,057
Amortization of intangible assets		618,533		607,527		656,611
Commissions		1,085,865		1,080,168		1,115,477
Interconnection charges		640,612		579,613		534,025
International interconnection fee		214,058		226,627		240,254
Purchase of inventories		4,053,693		4,414,094		4,453,820
Changes of inventories		(187,439)		(432,607)		282,957
Sales commission		2,201,778		1,942,841		2,315,731
Service cost		1,428,405		1,540,869		1,610,261
Utilities		323,313		323,411		332,816
Taxes and dues		279,574		285,131		276,815
Rent		448,772		460,377		193,357
Insurance premium		69,384		73,654		82,404
Installation fee		146,783		143,669		155,178
Advertising expenses		197,114		157,675		150,166
Research and development expenses		168,635		176,758		165,028
Card service cost		3,094,894		3,112,618		3,066,766
Others		1,379,438		1,122,718		1,290,807

Total	￦	22,477,837	￦	22,335,190	￦	23,879,015

Details of salaries and wages for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Short-term employee benefits	￦	3,297,944	￦	3,505,214	￦	3,663,337
Post-employment benefits(Defined benefit plan)		209,770		232,045		240,310
Post-employment benefits(Defined contribution plan)		45,936		48,210		57,170
Share-based payment		7,660		8,439		6,398
Others		6,949		51,934		7,018

Total	￦	3,568,259	￦	3,845,842	￦	3,974,233